Discontinued Operations (Details) - USD ($) $ in Thousands			3 Months Ended								12 Months Ended
	Oct. 13, 2016	Feb. 03, 2014	Apr. 24, 2016	Jan. 24, 2016	Oct. 25, 2015	Jul. 26, 2015	Apr. 26, 2015	Jan. 25, 2015	Oct. 26, 2014	Jul. 27, 2014	Apr. 24, 2016	Apr. 26, 2015	Apr. 27, 2014	Aug. 22, 2016	Oct. 19, 2015
Results of discontinued operations
Net revenues											$ 154,848	$ 173,440	$ 204,262
Valuation charges											(4,424)		(34,747)
Depreciation expense											(12,991)	(13,734)	(16,280)
Pretax income (loss) from discontinued operations											7,999	10,583	(21,532)
Income tax provision from discontinued operations											0	(638)	(799)
Income (loss) from discontinued operations			$ 3,533	$ 1,162	$ 5,616	$ (2,312)	$ 3,975	$ 1,817	$ 1,762	$ 2,391	7,999	9,945	(22,331)
Gain on sale of discontinued operations											6,424
Current assets:
Total current assets held for sale			2,361				2,345				2,361	2,345
Rhythm City Casino located in Davenport, Iowa
Results of discontinued operations
Loss on the sale of the assets		$ 459
Net cash proceeds received under sales agreement		$ 48,727
Interest expense related to third-party debt allocated to discontinued operations													$ 6
Casino located In Natchez, Mississippi
Results of discontinued operations
Valuation charges											4,424
Net cash proceeds received under sales agreement															$ 11,448
Net gain in discontinued operations											2,000
Gain on sale of discontinued operations											6,424
Capital expenditure											258	1,215
Casino and hotel property in Lake Charles, Louisiana
Results of discontinued operations
Capital expenditure											4,334	4,972
Casino located in Marquette, Iowa
Results of discontinued operations
Capital expenditure											1,072	1,304
Discontinued Operations, Held-for-sale
Current assets:
Accounts receivables			768				771				768	771
Inventory			726				959				726	959
Prepaid expenses and other assets			867				615				867	615
Total current assets held for sale			2,361				2,345				2,361	2,345
Long-term assets:
Property and equipment, net			88,717				105,671				88,717	105,671
Goodwill			29,195				29,195				29,195	29,195
Other intangible assets, net			20,998				20,998				20,998	20,998
Prepaid deposits and other			220				220				220	220
Total long-term assets held for sale			139,130				156,084				139,130	156,084
Current liabilities:
Accounts payable			2,291				2,647				2,291	2,647
Payroll and related			2,173				2,359				2,173	2,359
Property and other taxes			613				588				613	588
Progressive jackpots and slot club awards			1,859				2,270				1,859	2,270
Other			390				489				390	489
Total liabilities related to assets held for sale			$ 7,326				$ 8,353				7,326	$ 8,353
Discontinued Operations, Held-for-sale | Casino and hotel property in Lake Charles, Louisiana
Results of discontinued operations
Net cash proceeds received under sales agreement														$ 134,500
Interest expense related to third-party debt allocated to discontinued operations											$ 15
Discontinued Operations, Held-for-sale | Casino located in Marquette, Iowa
Results of discontinued operations
Valuation charges	$ 834
Net cash proceeds received under sales agreement	$ 40,000